Property and Equipment, Net - Additional Information (Detail) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,245,569	$ 15,849	$ 0	$ 169,790